Registration No. 333-81501
                                                      Registration No. 811-01705

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 8                                   [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 121
                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                           --------------------------

          Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On (date) pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 8 ("PEA") to the Form N-4 Registration Statement No. 333-81501 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement, related exhibits (filed herewith or incorporated by reference), and updating information in Item 26 of the Part C. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES FOR:
EQUI-VEST(R) Express(SM)
EQUI-VEST(R) (Series 800)
EQUI-VEST(R) Vantage(SM) (Series 900)
TSA Advantage(SM) (Series 600)
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This supplement modifies certain information in the above-referenced
Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge, upon request.


A.  CHANGES TO VARIABLE INVESTMENT OPTIONS AND NEW VARIABLE INVESTMENT OPTIONS

1. On the first page of each Prospectus, the third sentence of the paragraph immediately following the chart listing the variable investment options is deleted in its entirety and replaced with the following:

    Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc., or Barr Rosenberg Variable Insurance Trust (the "Trusts").

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

    Certain EQ Advisors Trust portfolios available through variable investment options under your contract were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names. Please note that the AXA Moderate Allocation Portfolio is one of the AXA Allocation portfolios.

    In addition to the AXA Moderate Allocation option, we anticipate making available four other AXA Allocation variable investment options, the AXA Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate -- Class 1 variable investment option (described below) on or about October 20, 2003, subject to regulatory approval. The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio will invest in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, each AXA Allocation portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Allocation portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with each AXA Allocation portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

3. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced Portfolios and variable investment options are changed to the AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, and AXA Moderate Allocation Portfolios and variable investment options, respectively.

4. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (2) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) Portfolios replaces the information in the chart with respect to such Portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP International Equity Portfolios replaces the information in the chart with respect to such Portfolios. Information regarding the AXA Rosenberg VIT Value Long/Short Equity, the U.S. Real Estate -- Class 1 and the remaining four AXA Allocation Portfolios is also added to the chart:

166308                                                                    x00596

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AXA PREMIER VIP TRUST
PORTFOLIO NAME                       OBJECTIVE                                                  ADVISER(S)*
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation             Seeks long-term capital appreciation and current income     o Equitable Life
 (formerly EQ/Balanced)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks long-term growth of capital                           o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)                                                                 o MFS Investment Management
                                                                                                o Marsico Capital Management, LLC
                                                                                                o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield          Seeks to achieve high total return through a combination    o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           of current income and capital appreciation                  o Pacific Investment Management
                                                                                                  Company LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap       Seeks long-term growth of capital                           o Alliance Capital Management L.P.
 Growth                                                                                         o Provident Investment Counsel, Inc.
                                                                                                o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International       Seeks long-term growth of capital                           o Alliance Capital Management L.P.,
 Equity                                                                                           through its Bernstein Investment
                                                                                                  Research and Management Unit
                                                                                                o Bank of Ireland Asset Management
                                                                                                  (U.S.) Limited
                                                                                                o Marsico Capital Management, LLC
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AXA Aggressive Allocation           Seeks long-term capital appreciation                        o Equitable Life
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AXA Conservative Allocation         Seeks a high level of current income                        o Equitable Life
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AXA Conservative-Plus Allocation    Seeks current income and growth of capital, with a          o Equitable Life
                                    greater emphasis on current income
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AXA Moderate-Plus Allocation        Seeks long-term capital appreciation and current income     o Equitable Life
                                    with a greater emphasis on capital appreciation
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 BARR ROSENBERG VARIABLE
  INSURANCE TRUST
 PORTFOLIO NAME                      OBJECTIVE                                                  INVESTMENT MANAGER
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AXA Rosenberg VIT Value             Seeks to increase the value of your investment in bull      o AXA Rosenberg Investment
 Long/Short Equity                  markets and bear markets through strategies that are          Management LLC
                                    designed to have limited exposure to general equity
                                    market risk
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 THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
 PORTFOLIO NAME                      OBJECTIVE                                                  INVESTMENT MANAGER
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U.S. Real Estate -- Class 1(1)      Seeks to provide above average current income and           o Van Kampen(2)
                                    long-term capital appreciation by investing primarily in
                                    equity securities of companies in the U.S. real estate
                                    industry, including real estate investment trusts
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
* Equitable Life serves as the investment manager for each Portfolio of EQ/Advisors Trust and AXA Premier VIP Trust. The Advisers indicated are those that make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.
(1)  `Class 1' shares are defined in the current underlying Trust prospectus.
(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

B.    FEE TABLE INFORMATION

In the "Fee table" of each prospectus, the footnote applicable to the information under the banner entitled "Portfolio operating expenses expressed as an annual percentage of daily net assets" is deleted in its entirety and replaced with the following:

Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class 1, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. AXA Rosenberg Investment Management LLC, the manager of the Barr Rosenberg Variable Insurance Trust -- AXA Rosenberg VIT Value Long/Short Equity, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio and each AXA Premier VIP Trust Portfolio pays is used to reduce the Portfolio's expenses. If the above table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce Portfolio expenses, the lowest and highest figures would be as shown in the table below (based on estimated amounts for the current fiscal year, since initial seed capital was invested for the Portfolio representing the "Lowest" figure on July 31, 2003 and for the Portfolio representing the "Highest" figure on May 2, 2003):


------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from Portfolio           Lowest     Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses) after
expense cap                                                                                             0.35%      2.00%
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Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) after
expense cap and after a portion of the brokerage commissions that the Portfolio pays is                 0.35%      2.00%
used to reduce the Portfolio's expenses
------------------------------------------------------------------------------------------------------------------------------------

C. CHANGES TO "SELECTING YOUR INVESTMENT METHOD -- MAXIMUM INVESTMENT OPTIONS CHOICE"

The AXA Aggressive Allocation option, the AXA Rosenberg VIT Value Long/Short Equity option, the U.S. Real Estate -- Class 1 option, the AXA Premier VIP Aggressive Equity option (replacing EQ/Aggressive Stock), and the AXA Moderate-Plus Allocation option are added to Section A of the chart under "domestic stocks." The AXA Moderate Allocation option (replacing EQ/Balanced) is added to Section A of the chart under "Balanced hybrid." The AXA Allocation Conservative option, the AXA Allocation Conservative-Plus option, and the AXA Premier VIP High Yield option (replacing EQ/High Yield) are added to Section B of the chart under "fixed income."








           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 (212) 554-1234
  COPYRIGHT 2003. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. ALL RIGHTS RESERVED. EQUI-VEST(R), EQUI-VEST(R) EXPRESS(SM), EQUI-VEST(R)
                      VANTAGE(SM) AND EQUI-VEST(R) EMPLOYER
SPONSORED RETIREMENT PROGRAMS TSA ADVANTAGE(SM) ARE REGISTERED SERVICEMARKS OR
                                SERVICEMARKS OF
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of including the exhibits noted below and updating the information in Item 26. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the N-4 Registration Statement File No. 333-81501.


Item 24.   EXHIBITS

           Exhibits No.


             8.(c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

               (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States.


Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

           Separate Account A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

           AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2003.


                                           SEPARATE ACCOUNT A OF
                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                    (Registrant)

                                           By: The Equitable Life Assurance
                                               Society of the United States

                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

August 4, 2003

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                                                         DOCUMENT TAG
-----------                                                         ------------

8.d              Form of Participation Agreement                     EX-99.8(d)